Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

August 29, 2022

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”) 1933 Act Registration No. 33-87762 1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 96 for the Registrant. The purpose of this filing is to update the registration statement, since last filed in October 2021, to reflect (i) certain changes in subadvisory relationships, (ii) the liquidation of one of its Series, “The Inflation Protected Securities Portfolio” and (iii) certain changes in the principal investment strategies of the Intermediate Term Municipal Bond Portfolio. The Registrant elects to update its financial information in its next amendment filing pursuant to Rule 485(b).

Questions concerning this information statement may be directed to me at (215) 564-8794.

Sincerely yours,

Don E. Felice